Liability related to sales of future royalties and sales milestones, net	9 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Liability related to sales of future royalties and sales milestones, net	Liability related to sales of future royalties and sales milestones, net
On November 6, 2021, the Company concurrently entered into the following agreements with BXLS V - Autobahn L.P, ("Blackstone"): (i) Strategic Collaboration and Financing Agreement (the “Blackstone Collaboration Agreement"), (ii) Securities Purchase Agreement (the “Blackstone Securities Purchase Agreement”), (iii) Warrant Agreement (the “Blackstone Warrant”) and (iv) a Registration Rights Agreement (the “Blackstone Registration Rights Agreement”). The Blackstone Collaboration Agreement, the Blackstone Securities Purchase Agreement, the Blackstone Warrant and the Blackstone Registration Rights Agreement are collectively referred to as the "Blackstone Agreements". The Blackstone Agreements were entered into and in contemplation of one another and, accordingly, the Company assessed the accounting for the Blackstone Agreements in the aggregate. For further details on the terms and accounting treatment considerations for these contracts, please refer to following notes to the Company's consolidated financial statements contained in the Company's Annual Report:
•Note 1, "Nature of the business
•Note 8, "Shareholders' equity"
•Note 10, "Warrants"
•Note 13, “Liability related to sales of future royalties and sales milestones, net”
The carrying amount of the Blackstone Collaboration Agreement liability is based on the Company’s estimate of the future royalties and sale milestones to be paid to Blackstone over the life of the Blackstone Collaboration Agreement as discounted using an effective interest rate. The excess of future estimated royalty and sale milestone payments over the initial $45.9 million of allocated consideration, less issuance costs, is recognized as non-cash interest expense using the effective interest method. The imputed rate of interest on the unamortized portion of the Blackstone Collaboration Agreement liability was approximately 15.80% as of September 30, 2022.
On a quarterly basis, the Company will assess the amount and timing of expected royalty and sale milestone payments using a combination of internal projections and forecasts from external sources. To the extent such payments are greater or less than its initial estimates or the timing of such payments is materially different than its original estimates, the Company will adjust the carrying amount of the Blackstone Collaboration Agreement liability using the catch-up method. During the nine-months ended September 30, 2022, there have been no changes to the estimates used in the determination of the carrying amount of the Blackstone Collaboration Agreement liability.
There are a number of factors that could materially affect the amount and timing of royalty and milestone payments, most of which are not within the Company’s control. The Blackstone Collaboration Agreement liability is recognized using significant unobservable inputs. These inputs are derived using internal management estimates developed based on third party data and reflect management’s judgements, current market conditions surrounding competing products, and forecasts. The significant unobservable inputs include the estimated patient population, estimated selling price, estimated peak sales and sales ramp, the expected term of the royalty stream, timing of the expected launch and its impact on the royalty rate as well as the overall probability of a success. A significant change in unobservable inputs could result in a material increase or decrease to the carrying amount of the Blackstone Collaboration Agreement liability.

The following table shows the activity within the liability related to the sale of future royalties and sales milestones for the nine-month period ended September 30, 2022 (in thousands):

Liability related to sales of future royalties and sales milestones, net

Balance as of December 31, 2021	$47,016
Non-cash interest expense on liability related to sale of future royalties and sales milestones	5,427
Balance as of September 30, 2022	$52,443